Disclosures on Individual Items of the Financial Statements (Details) - Schedule of other operating income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other operating income [Abstract]
Income from subsequent payments	€ 75	€ 44	€ 381
Income from utilization of provisions		58	328
Income from reversal of provisions	1,517	233
Cost refunds	174	119	93
Income from compensation	2,537	61	85
Income from reduction of credit loss		17	129
Income from sale of assets			8
Other	233	7	0
Sales to employees		1	3
Total	€ 4,538	€ 541	€ 1,026